Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Cash flows from operating activities:
Net income	$ 152,661	$ 30,925
Just Right Products, Inc. [Member]
Cash flows from operating activities:
Net income	152,661	30,925
Adjustments to reconcile net income to net cash provided by operations:
Depreciation	36,532	49,556
Bad debts	10,358	30,161
Changes in operating assets and liabilities:
Accounts receivable	(188,414)	(24,667)
Inventory	33,885	(45,000)
Other receivable from related party	(11,333)
Accounts payable	5,131	43,602
Accounts payable to related parties	23,978
Accrued expenses	(66,603)	3,795
Federal income tax payable	33,500
Net cash provided by operating activities	29,695	88,372
Cash flows from investing activities
Fixed assets acquired	(15,330)
Net cash used in investing activities	(15,330)
Cash flows from financing activities
Payments on capital lease payables	(50,450)	(39,237)
Net cash used in investing activities	(50,450)	(39,237)
Net increase (decrease) in cash	(36,085)	49,135
Cash at beginning of period	81,674	32,539
Cash at end of period	45,589	81,674
Supplemental disclosure of cash flow information:
Cash paid for interest	6,103	772
Cash paid for taxes
Supplemental disclosure of non-cash transactions:
Capital leases		$ 163,749